Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating revenues
Scheduled revenues	€ 1,036.0	€ 5,566.2	€ 5,261.1
Ancillary revenues	599.8	2,928.6	2,436.3
Total operating revenues	1,635.8	8,494.8	7,697.4
Operating expenses
Depreciation	(571.0)	(748.7)	(640.5)
Fuel and oil	(542.6)	(2,762.2)	(2,427.3)
Staff costs	(472.2)	(1,106.9)	(984.0)
Airport and handling charges	(287.2)	(1,140.2)	(1,061.5)
Maintenance, materials and repairs	(206.7)	(256.4)	(190.9)
Marketing, distribution and other	(201.5)	(578.8)	(547.3)
Route charges	(187.3)	(736.0)	(745.2)
Aircraft rentals	(6.7)	(38.2)	(83.9)
Total operating expenses	(2,475.2)	(7,367.4)	(6,680.6)
Operating (loss)/profit	(839.4)	1,127.4	1,016.8
Finance expense	(297.1)	(480.1)	(59.1)
Finance income	16.0	21.4	3.7
Foreign exchange gain/(loss)	11.8	1.6	(3.5)
Gain on sale of associate			6.0
Share of associate losses			(15.8)
Total other expenses	(269.3)	(457.1)	(68.7)
(Loss)/profit before tax	(1,108.7)	670.3	948.1
Tax credit/(expense)	93.6	(21.6)	(63.1)
(Loss)/profit for the year – all attributable to equity holders of parent	€ (1,015.1)	€ 648.7	€ 885.0
Basic (loss)/earnings per ordinary share (euro cent)	€ (0.9142)	€ 0.5824	€ 0.7739
Diluted (loss)/earnings per ordinary share (euro cent)	€ (0.9142)	€ 0.5793	€ 0.7665
Number of weighted average ordinary shares (in Ms)	1,110.4	1,113.8	1,143.6
Number of weighted average diluted shares (in Ms)	1,110.4	1,119.8	1,154.6